BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 1) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	€ 4,243	€ 2,984
Drawdown of related party debt
Related party non- cash payable	(1,850)	1,259
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	2,393	4,243
Loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning
Drawdown of related party debt
Related party non- cash payable
Foreign exchange movement
Changes in fair value
Financial liabilities at ending
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	4,243	2,984
Drawdown of related party debt
Related party non- cash payable	(1,850)	1,259
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	€ 2,393	€ 4,243